Commitments and Contingencies (Details 4) (USD $)	1 Months Ended	121 Months Ended	1 Months Ended	12 Months Ended	36 Months Ended	58 Months Ended	85 Months Ended	1 Months Ended
	Feb. 28, 2011 motion	Nov. 30, 2011 motion	Feb. 28, 2002 California Department of Water Resources	Dec. 31, 2006 California Department of Water Resources	Dec. 31, 2011 Louisiana Generating, LLC	Jan. 12, 2009 Louisiana Generating, LLC	Mar. 15, 2004 Louisiana Generating, LLC	Jun. 30, 2008 Excess Mitigation Credits	Oct. 31, 2011 Wise v. Energy Plus Holdings, LLC
Loss Contingencies
Damages alleged			$ 940,000,000					$ 385,000,000	$ 5,000,000
California Department of Water Resources
Percentage of ownership acquired by the company from another party (as a percent)				50.00%
Louisiana Generating, LLC
Civil penalties, CAA violations (in dollars per day)					$ 37,500	$ 32,500	$ 27,500
Number of motions filed by U.S.DOJ	3	3